Financial assets	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]

7.    Financial assets

As part of the JV Transaction (note 8), the Company subscribed to 204.9 million non-voting fixed redemption price redeemable preferences shares in Shika Group Finance Limited (the "preference shares"). The preference shares were issued at a par value of $1 per redeemable share, resulting in a face value of the preference shares of $204.9 million, comprising $20.0 million with a determinable redemption date and $184.9 million with no fixed redemption date.

a) Redeemable preference shares with no fixed redemption date

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	108,025	153,651
Fair value adjustment for the year	7,774	(35,626)
Redemption of preferred shares during the year	(37,500)	(10,000)
Balance, end of year	78,299	108,025

As these preference shares have no contractual fixed terms of repayment that arise on specified dates, they are measured at fair value through profit or loss at each reporting period-end.

During the year ended December 31, 2020, the JV redeemed $37.5 million of the preference shares, bringing the Company's holding to 137.4 million preference shares in the JV (December 31, 2019 - 174.9 million preference shares).

As at December 31, 2020, the Company re-measured the fair value of the redeemable preference shares with no fixed redemption date to $78.3 million (applying a discount rate of 11.6%) resulting in the recognition of a positive fair value adjustment of $7.8 million in finance income for the year ended December 31, 2020 (year ended December 31, 2019 - $35.6 million downward fair value adjustment recorded in finance expense). These preference shares are classified as a Level 3 financial asset in the fair value hierarchy.

b) Redeemable preference shares with determinable redemption date

These preference shares had a fixed redemption date based on an agreed upon Essase development milestone, and were initially recognized at amortized cost based on a discounted cash flow analysis.

During the year ended December 31, 2019, these preference shares were settled as the Company received $20.0 million from Gold Fields and accretion income of $0.5 million was recognized in finance income in the Statement of Operations and Comprehensive Income (Loss).